Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Financial instruments measured at fair value on a recurring basis as of December 31, 2015 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$299	$—	$—	$299
U.S. Treasury securities	449	—	—	449
Mutual Funds	29	—	—	29
Total assets at fair value	$777	$—	$—	$777
Financial instruments measured at fair value on a recurring basis as of December 31, 2014 are as follows (in millions):

	Level 1	Level 2	Level 3	Total
Assets at fair value:
Long-term investment in equity securities	$379	$—	$—	$379
U.S. Treasury securities	374	—	—	374
Mutual Funds	27	—	—	27
Total assets at fair value	$780	$—	$—	$780